Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss before allocation to noncontrolling interest		$ (73,261)	$ (24,405)
Net loss attributable to AST LLC pre Business Combination		11,580
Net loss attributable to the noncontrolling interest post Business Combination		(42,708)	$ (344)
Net loss attributable to common stockholders - basic and diluted		$ (18,973)
Denominator
Weighted-average shares of Class A Common Stock outstanding - basic and diluted	[1]	51,729,785
Earnings per share of Class A Common Stock - basic and diluted	[1]	$ (0.37)

[1]	Earnings per share information has not been presented for periods prior to the Business Combination, as it resulted in values that would not be meaningful to the readers of these consolidated financial statements. Refer to Note 16 for further information.